SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Recently issued accounting standards

Recently issued accounting standards:

On March 30, 2016, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendments in ASU 2016-09 affect all entities that issue share-based payment awards to their employees and involve multiple aspects of the accounting for share-based payment transactions, including income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. ASU 2016-09 is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted in any interim or annual period. The Company is currently in the process of evaluating the impact of the adoption of this standard on its consolidated financial statements.